LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6.LAND USE RIGHTS, NET

Land use rights represent acquired right to use the parcel of land on which the Group’s regional headquarters and affiliated industrial park stand. In 2021, the Group acquired the land use rights in Shanghai from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	RMB	RMB

Cost	1,036,178	1,036,178
Accumulated amortization	(37,993)	(58,717)
Land use rights, net	998,185	977,461

The total amortization expense for the years ended December 31, 2022 and 2023 amounted to RMB20,723 and RMB20,724 respectively.